Rockefeller Climate Solutions Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Building Products - 10.3%
A. O. Smith Corp.	26,217	$2,194,887
AAON, Inc.	16,167	1,544,110
AZEK Co., Inc. (a)	39,035	1,664,062
Cie de Saint-Gobain	37,097	3,241,754
Geberit AG	2,017	1,290,220
		9,935,033

Capital Markets - 3.1%
StoneX Group, Inc. (a)	35,763	2,963,322

Chemicals - 5.3%
Air Products and Chemicals, Inc.	10,413	2,903,665
DSM-Firmenich AG	15,969	2,180,108
		5,083,773

Commercial Services & Supplies - 9.9%
Rentokil Initial PLC	388,785	2,482,198
Republic Services, Inc.	9,722	2,024,218
Tetra Tech, Inc.	11,790	2,802,955
Veralto Corp.	19,517	2,194,296
		9,503,667

Construction & Engineering - 1.8%
Stantec, Inc.	21,532	1,763,430

Electric Utilities - 4.8%
NextEra Energy, Inc.	20,507	1,651,019
SSE PLC	120,659	3,001,066
		4,652,085

Electrical Equipment - 7.7%
Accelleron Industries AG	19,368	1,013,980
Array Technologies, Inc. (a)	106,128	712,119
Schneider Electric SE	13,967	3,562,983
Vertiv Holdings Co. - Class A	11,733	974,191
Vestas Wind Systems AS (a)	50,977	1,164,721
		7,427,994

Electronic Equipment, Instruments & Components - 12.5%
Badger Meter, Inc.	15,670	3,242,750
Halma PLC	61,100	2,101,138
TE Connectivity Ltd.	12,547	1,927,219
Teledyne Technologies, Inc. (a)	4,604	1,992,611
Trimble, Inc. (a)	47,509	2,693,285
		11,957,003

Financial Services - 1.2%
HA Sustainable Infrastructure Capital, Inc.	36,260	1,174,099

Food Products - 4.0%
Bakkafrost P/F	23,309	1,261,922
Darling Ingredients, Inc. (a)	62,758	2,618,891
		3,880,813

Health Care Providers & Services - 1.8%
Progyny, Inc. (a)	72,283	1,697,928

Independent Power & Renewable Electricity Producers - 1.2%
Sunnova Energy International, Inc. (a)	102,109	1,134,431

Industrial Conglomerates - 2.1%
Hitachi Ltd.	81,800	2,018,008

Insurance - 2.3%
Chubb Ltd.	7,654	2,175,114

Life Sciences Tools & Services - 4.6%
Agilent Technologies, Inc.	16,659	2,380,904
Eurofins Scientific SE (a)	35,394	2,020,301
		4,401,205

Machinery - 9.7%
ATS Corp. (a)	56,560	1,519,291
Mueller Industries, Inc.	60,345	4,387,685
Pentair PLC	21,767	1,930,515
Xylem, Inc./NY	10,491	1,442,827
		9,280,318

Multi-Utilities - 2.1%
CMS Energy Corp.	29,329	1,990,266

Professional Services - 5.8%
Bureau Veritas SA	95,976	3,159,614
Verisk Analytics, Inc.	8,689	2,370,533
		5,530,147

Semiconductors & Semiconductor Equipment - 0.7%
Enphase Energy, Inc. (a)	5,781	699,732

Software - 6.6%
ANSYS, Inc. (a)	4,858	1,561,458
Bentley Systems, Inc. - Class B	33,286	1,713,231
Roper Technologies, Inc.	2,680	1,485,819
Synopsys, Inc. (a)	3,111	1,616,413
		6,376,921

Water Utilities - 1.2%
American Water Works Co., Inc.	7,744	1,108,321
TOTAL COMMON STOCKS (Cost $82,557,304)		94,753,610

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.19% (b)	1,456,290	1,456,290
TOTAL SHORT-TERM INVESTMENTS (Cost $1,456,290)		1,456,290

TOTAL INVESTMENTS - 100.2% (Cost $84,013,594)		96,209,900
Liabilities in Excess of Other Assets - (0.2)%		(193,890)
TOTAL NET ASSETS - 100.0%		$96,016,010

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Rockefeller Climate Solutions Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$66,255,598	$28,498,012	$–	$94,753,610
Money Market Funds	1,456,290	–	–	1,456,290
Total Investments	$67,711,888	$28,498,012	$–	$96,209,900

Refer to the Schedule of Investments for further disaggregation of investment categories.